INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Defensive Equity ETF (DEF)

Invesco Multi-Factor Large Cap ETF (GMFL)

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SIFT-DEF GMFL OVLC-PRO-SAI-SUP-1 011419